Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended						5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Net operating loss carry forwards for income tax	$ 215,000							$ 215,000		$ 9,000
Interest income earned on trust account	1,735,331			$ 1,626,620				5,901,927	$ 4,235,536	6,187,823
Net of funds available to be withdrawn from trust for working capital purposes	750,000			750,000				750,000	750,000	750,000
Net income	714,960	$ 1,475,886	$ 1,378,002	1,469,123	$ 1,288,589	$ 958,379	$ (216,687)	3,568,848	3,716,091	5,266,802
Federal depository insurance coverage	$ 250,000							$ 250,000		$ 250,000
Class A Common Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Shares subject to possible redemption	33,784,066						32,900,501	33,784,066		33,427,182
Interest income earned on trust account										$ 6,200,000
Net income	$ 955,000			$ 1,500,000				$ 3,800,000	$ 3,700,000	$ 5,400,000
Class A Common Stock [Member] | Private Placement [Member]
Summary Of Significant Accounting Policies [Line Items]
Securities excluded from the calculation of basic loss per ordinary share								17,433,334	17,433,334	17,433,334
Cayman Islands Tax Information Authority [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrecognized tax benefits	0						$ 0	$ 0		$ 0
Accrued for interest and penalties	$ 0						$ 0	$ 0		$ 0